VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 15, 2023 USD ($) shares	Apr. 30, 2021 shares	Jul. 31, 2018 shares	Dec. 31, 2023 $ / barrel class_of_unit vessel $ / shares shares	Dec. 31, 2022 USD ($) vessel shares	Dec. 31, 2021 USD ($)	Apr. 16, 2019
Variable Interest Entity [Line Items]
Non-controlling interest					$ 182,707	$ 25,888
Number of classes of units | class_of_unit				3
Stock repurchased during period (in shares) | shares				2,897,034	1,189,653
Oil price per barrel (in dollars per barrel) | $ / barrel				60
Gimi MS | FLNG
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)							30.00%
Golar Hilli LLC
Variable Interest Entity [Line Items]
Loss, equity repurchased during period	$ 251,200
New Fortress Energy (NFE)
Variable Interest Entity [Line Items]
Shares used for repurchase of equity | shares	4,100,000
Shares used for repurchase of equity, value	$ 116,900
Golar Hilli LLC | Hilli Common Units
Variable Interest Entity [Line Items]
Entitlement to distributions (in percent)				5.00%
Entitlement to vehicle expansion capacity distributions (in percent)				5.00%
Golar Hilli LLC | Series A Special Units
Variable Interest Entity [Line Items]
Redemption price for series A special units (in dollars per share) | $ / shares				$ 1
Golar Hilli LLC | Series B Special Units
Variable Interest Entity [Line Items]
Entitlement to distributions (in percent)				95.00%
Hilli Common Units
Variable Interest Entity [Line Items]
Stock repurchased during period (in shares) | shares	1,230
Payments for repurchase of equity	$ 100,000
Dividends payable	$ 3,900
Hilli Common Units | Golar LNG Partners
Variable Interest Entity [Line Items]
Sale of NFE common stock (in shares) | shares			1,230
Non-controlling Interests
Variable Interest Entity [Line Items]
Non-controlling interest					$ 182,707	$ 25,888
Vessels disposal group
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions disposed | vessel					7
Golar LNG Partners | Hilli Common Units | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Sale of NFE common stock (in shares) | shares		1,230
Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel				1	1
Sale leaseback transaction, term				15 years
Lease extension duration (in years)				5 years